INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 1,107
2023	1,107
2024	802
Thereafter	495
Total	$ 3,511	$ 3,455